DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 130	$ 14
Swap [Member] | Long Term Investments And Receivables [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	0
Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(1)	(43)
Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	7
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	31	14
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	(1)
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	37	68
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(25)	(53)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 0	$ 0